Note 38 - Update as of March 30, 2022 (Details - Textuals) $ in Millions			12 Months Ended
	Mar. 30, 2022 $ / bbl $ / MMBTU	Feb. 24, 2022	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 employee	Dec. 31, 2019 employee
Disclosure of non-adjusting events after reporting period [line items]
Number of employees | employee			22,776	19,028	23,200
Abnormally large changes in oil and gas prices | Crude Oil [Member] | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Oil and Gas, Average Sale Price | $ / bbl	130
Abnormally large changes in oil and gas prices | Crude Oil [Member] | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Oil and Gas, Average Sale Price | $ / bbl	120
Abnormally large changes in oil and gas prices | Russia
Disclosure of non-adjusting events after reporting period [line items]
Percentage of entity's revenue			0.20%
Number of employees | employee			10
Investment in joint venture | $			$ 16.8
Abnormally large changes in oil and gas prices | Russia | Crude Oil [Member] | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Percentage share of the world's production of oil		12.00%
Abnormally large changes in oil and gas prices | Russia | Crude Oil [Member] | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Percentage share of the world's production of oil		10.00%
Abnormally large changes in oil and gas prices | Russia | Natural Gas and Natural Gas Liquids [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage share of EU natural gas imports		40.00%
Abnormally large changes in oil and gas prices | Russia and Ukraine
Disclosure of non-adjusting events after reporting period [line items]
Percentage of pig iron traded on the international market		50.00%
Percentage of semi-finished steel products traded on the international market		30.00%
Purchase of raw materials | $			$ 34.0
Abnormally large changes in oil and gas prices | European | Natural Gas and Natural Gas Liquids [Member] | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Oil and Gas, Average Sale Price | $ / MMBTU	60
Abnormally large changes in oil and gas prices | European | Natural Gas and Natural Gas Liquids [Member] | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Oil and Gas, Average Sale Price | $ / MMBTU	30